Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($) $ in Thousands		24 Months Ended
	Jan. 30, 2021	Jan. 29, 2021	Dec. 31, 2018	May 30, 2018
Spinoff Transaction, Number of Eurodry Common Share Received by Company’s Shareholders for Every Five Common Shares				1
Spinoff Transaction, Number of Company’s Common Shares Exchanged for Each Common Share of Eurodry				5
Working Capital Surplus			$ 400
Cash, Ending Balance			6,960
Restricted Cash and Cash Equivalents, Total			6,250
Commitments and Vessel Sales, Draw-down Capacity			$ 2,000
Series B Preferred Stock [Member] | Scenario, Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%	12.00%
Friends Investment Company Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			33.30%